Restructuring Charges (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended				12 Months Ended		3 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended		3 Months Ended						12 Months Ended			3 Months Ended	12 Months Ended			3 Months Ended	12 Months Ended						3 Months Ended
	Apr. 25, 2014 Fiscal Year 2014 Initiative Position	Apr. 25, 2014 Fiscal Year 2014 Initiative	Apr. 25, 2014 Fiscal Year 2014 Initiative Employee Termination Costs	Apr. 25, 2014 Fiscal Year 2014 Initiative Employee Termination Costs	Apr. 25, 2014 Fiscal Year 2014 Initiative Asset Write-downs	Apr. 25, 2014 Fiscal Year 2014 Initiative Asset Write-downs	Apr. 25, 2014 Fiscal Year 2014 Initiative Inventory Write-Offs [Member]	Apr. 25, 2014 Fiscal Year 2014 Initiative Contract Termination and Other Costs [Member]	Apr. 25, 2014 Fiscal Year 2014 Initiative Contract Termination	Apr. 25, 2014 Fiscal Year 2014 Initiative Other Restructuring [Member]	Jul. 26, 2013 Fiscal Year 2013 Initiative	Apr. 26, 2013 Fiscal Year 2013 Initiative Position	Apr. 25, 2014 Fiscal Year 2013 Initiative	Apr. 26, 2013 Fiscal Year 2013 Initiative	Apr. 26, 2013 Fiscal Year 2013 Initiative Employee Termination Costs	Apr. 25, 2014 Fiscal Year 2013 Initiative Employee Termination Costs	Apr. 26, 2013 Fiscal Year 2013 Initiative Employee Termination Costs	Apr. 26, 2013 Fiscal Year 2013 Initiative Asset Write-downs	Apr. 25, 2014 Fiscal Year 2013 Initiative Asset Write-downs	Apr. 26, 2013 Fiscal Year 2013 Initiative Asset Write-downs	Apr. 26, 2013 Fiscal Year 2013 Initiative Inventory Write-Offs [Member]	Apr. 25, 2014 Fiscal Year 2013 Initiative Contract Termination and Other Costs [Member]	Apr. 26, 2013 Fiscal Year 2013 Initiative Contract Termination and Other Costs [Member]	Jul. 26, 2013 Fiscal Year 2013 Initiative Contract Termination	Apr. 26, 2013 Fiscal Year 2013 Initiative Contract Termination	Jul. 26, 2013 Fiscal Year 2013 Initiative Other Restructuring [Member]	Apr. 26, 2013 Fiscal Year 2013 Initiative Other Restructuring [Member]	Apr. 26, 2013 Fiscal Year 2012 Initiative	Apr. 27, 2012 Fiscal Year 2012 Initiative Position	Apr. 25, 2014 Fiscal Year 2012 Initiative	Apr. 26, 2013 Fiscal Year 2012 Initiative	Apr. 27, 2012 Fiscal Year 2012 Initiative	Apr. 27, 2012 Fiscal Year 2012 Initiative Employee Termination Costs	Apr. 25, 2014 Fiscal Year 2012 Initiative Employee Termination Costs	Apr. 26, 2013 Fiscal Year 2012 Initiative Employee Termination Costs	Apr. 27, 2012 Fiscal Year 2012 Initiative Employee Termination Costs	Apr. 27, 2012 Fiscal Year 2012 Initiative Asset Write-downs	Apr. 25, 2014 Fiscal Year 2012 Initiative Asset Write-downs	Apr. 26, 2013 Fiscal Year 2012 Initiative Asset Write-downs	Apr. 27, 2012 Fiscal Year 2012 Initiative Asset Write-downs	Apr. 25, 2014 Fiscal Year 2012 Initiative Contract Termination and Other Costs [Member]	Apr. 26, 2013 Fiscal Year 2012 Initiative Contract Termination and Other Costs [Member]	Apr. 27, 2012 Fiscal Year 2012 Initiative Contract Termination and Other Costs [Member]	Apr. 27, 2012 Fiscal Year 2012 Initiative Contract Termination	Apr. 27, 2012 Fiscal Year 2012 Initiative Other Restructuring [Member]
Changes in Restructuring Reserves
Balance as of		$ 0		$ 0		$ 0		$ 0			$ 170		$ 170	$ 0		$ 147	$ 0		$ 0	$ 0		$ 23	$ 0							$ 4	$ 91	$ 0		$ 0	$ 64	$ 0		$ 0	$ 0	$ 0	$ 4	$ 27	$ 0
Restructuring charges	116	116	65	65	26	26	10	25	3	22	18	192	18	192	150	0	150	13	0	13	10	18	29	14	18	4	11		118			118	66			66	9			9			43	30	13
Payments/write-downs		(41)		(1)		(26)		(14)					(118)	(22)		(79)	(3)		0	(13)		(39)	(6)							(4)	(77)	(27)		0	(54)	(2)		0	0	(9)	(4)	(23)	(16)
Reversal of excess accrual													(46)			(45)			0			(1)						(10)			(10)				(10)				0			0
Balance as of	$ 75	$ 75	$ 64	$ 64	$ 0	$ 0		$ 11				$ 170	$ 24	$ 170	$ 147	$ 23	$ 147	$ 0	$ 0	$ 0		$ 1	$ 23					$ 4	$ 91	$ 0	$ 4	$ 91	$ 64	$ 0	$ 0	$ 64	$ 0	$ 0	$ 0	$ 0	$ 0	$ 4	$ 27
Expected number of positions eliminated	600											2,000																	1,000